Northern Lights Fund Trust III

Tactical Asset Allocation Fund

Incorporated herein by reference is the definitive version of the supplement for the Tactical Asset Allocation Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on February 13, 2015, (SEC Accession No. 0001580642-15-000691).